Registration Nos. 333-210156

811-23146

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒

(Check appropriate box or boxes.)

NATIXIS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS ETF TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 10th day of January, 2018.

NATIXIS ETF TRUST

By:	/s/ David L. Giunta
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ David L. Giunta
David L. Giunta	President, Chief Executive Officer and Trustee	January 10, 2018

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	January 10, 2018

Kevin P. Charleston*
Kevin P. Charleston	Trustee	January 10, 2018

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	January 10, 2018

Edmond J. English*
Edmond J. English	Trustee	January 10, 2018

Richard A. Goglia*
Richard A. Goglia	Trustee	January 10, 2018

Wendell J. Knox*
Wendell J. Knox	Trustee	January 10, 2018

Martin T. Meehan*
Martin T. Meehan	Trustee	January 10, 2018

Maureen Mitchell*
Maureen Mitchell	Trustee	January 10, 2018

James P. Palermo*
James P. Palermo	Trustee	January 10, 2018

Erik Sirri*
Erik Sirri	Trustee	January 10, 2018

Peter Smail*
Peter Smail	Trustee	January 10, 2018

Cynthia L. Walker*
Cynthia L. Walker	Trustee	January 10, 2018

*By:	/s/ Russell Kane
Russell Kane Attorney-In-Fact [1,2] January 10, 2018

1 Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker is incorporated by reference to exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Registration Statement filed on October 20, 2016.

2 Power of Attorney for Maureen Mitchell is incorporated by reference to exhibit (q)(ii) to Post-Effective Amendment No. 4 to the Registration Statement filed on October 6, 2017.

Natixis ETF Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase